Schedule of Investments (unaudited)
December 31, 2024
BlackRock Alpha Strategies Fund
(Percentages shown are based on Net Assets)
Portfolio Funds(a)(b)	First Acquisition Date	Cost	Value	% of Net Assets
Equity Hedge
Atlas Enhanced Fund, Ltd.	09/01/22	$ 8,300,000	$ 9,778,999	8.3%
Kadensa Fund	04/01/21	4,187,500	4,596,973	3.9%
Manticore Fund (Cayman) Ltd.	04/01/21	3,586,902	6,002,963	5.1%
Maple Rock Offshore Fund LP	11/01/24	4,000,000	3,886,485	3.3%
Toroa Feeder 1 (Offshore)	02/01/24	4,500,000	5,380,493	4.6%
Yaupon Fund (CI) Ltd.	05/01/23	2,209,590	2,600,689	2.2%
Total Equity Hedge		26,783,992	32,246,602	27.4%
Event-Driven
AG Corporate Credit Opportunities Fund, Ltd.	11/01/24	5,500,000	5,609,162	4.8%
Carronade Capital Offshore, LP	04/01/23	4,617,940	5,445,378	4.6%
MY Asian Opportunities Unit Trust	05/01/21	4,477,085	5,620,114	4.8%
Pentwater Event Fund, Ltd.	04/01/21	7,175,000	10,751,811	9.1%
Total Event-Driven		21,770,025	27,426,465	23.3%
Macro
East One Commodity Fund Limited	05/01/21	4,487,500	4,709,181	4.0%
Stratus Feeder, Ltd.	04/01/21	6,364,500	10,436,013	8.8%
Systematica Alternative Markets Fund Ltd.	05/01/21	4,037,500	4,491,305	3.8%
Total Macro		14,889,500	19,636,499	16.6%
Relative Value
1798 Adapt Fund Ltd.	11/01/23	5,250,000	4,841,804	4.1%
One William Street Capital Offshore Fund, Ltd.	04/01/21	8,300,000	10,558,680	8.9%
Schonfeld Strategic Partners Offshore Fund, Ltd.	01/01/22	4,850,000	5,973,859	5.1%
Voleon Composition International Fund, Ltd.	04/01/21	7,853,483	10,329,950	8.8%
Xantium Partners Fund, Ltd	09/01/24	5,000,000	5,172,474	4.4%
Total Relative Value		31,253,483	36,876,767	31.3%
Total Portfolio Funds		94,697,000	116,186,333	98.6%
Security	Shares	Cost	Value	% of Net Assets
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(c)(d)	4,600,846	$ 4,600,846	$ 4,600,846	3.9%
Total Short-Term Securities		4,600,846	4,600,846	3.9%
Total Investments		$ 99,297,846	120,787,179	102.5%
Liabilities in Excess of Other Assets			(2,981,646)	(2.5)%
Net Assets			$ 117,805,533	100.0%
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $116,186,333, representing 98.6% of its net assets as of period end, and an original cost of $94,697,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock Alpha Strategies Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 6,361,361	$ —	$ (1,760,515)(a)	$ —	$ —	$ 4,600,846	4,600,846	$ 275,996	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$ 4,600,846	$ —	$ —	$ 4,600,846
Investments valued at NAV(a)				116,186,333
				$ 120,787,179
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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